Trade and other receivables (Details) - INR (₨) ₨ in Millions		Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Current [Abstract]
Current Trade And Other Receivable Gross		₨ 50,937	₨ 51,480
Less: Allowance for credit losses		(1,296)	(1,202)	₨ (1,172)
Current trade receivables		49,641	50,278
Non-current [Abstract]
Non Current Trade And Other Receivable Gross	[1]	118	1,737
Less: Allowance for credit losses		0	0
Non-current trade receivables		₨ 118	₨ 1,737

[1]	Represents amounts receivable pursuant to an out-licensing arrangement with a customer. As these amounts are not expected to be realized within twelve months from the end of the reporting date, they are disclosed as non-current.